WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 88.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	3,067,108	$3,559,542
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	4,085,609	4,979,713
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	4,788,616	6,334,737
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	975,577	1,380,796
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	6,843,265	7,828,323
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	8,082,478	10,371,984
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	765,492	805,055
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	3,961,545	4,130,811
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	4,832,440	5,073,028
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	4,361,847	4,588,348
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	8,806,446	9,257,611
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	1,044,912	1,092,512
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	10,447,921	11,142,464
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	6,539,566	6,838,148
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	3,292,384	3,462,308
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	2,298,660	2,449,498
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	1,456,052	1,593,315
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,231,110	4,674,431
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	1,758,592	1,878,591
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	2,895,787	3,058,906
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/31	1,048,980	1,116,621
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	2,028,460	2,159,288

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $96,875,302)				97,776,030

CORPORATE BONDS & NOTES - 4.6%
ENERGY - 2.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	5,000	5,112

Oil, Gas & Consumable Fuels - 2.4%
Apache Corp., Senior Notes	2.625%	1/15/23	78,000	77,867
Apache Corp., Senior Notes	4.750%	4/15/43	150,000	142,072
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	410,000	416,523
Devon Energy Corp., Senior Notes	5.850%	12/15/25	490,000	530,754
Energy Transfer LP, Senior Notes	2.900%	5/15/25	30,000	29,376
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	300,000	294,933
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	120,000	115,500
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	90,909
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	170,000	174,788
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	116,730
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	127,346

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2022 Quarterly Report	1

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	240,000		$236,807
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	170,000		195,047
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	120,000		119,376

Total Oil, Gas & Consumable Fuels					2,668,028

TOTAL ENERGY					2,673,140

MATERIALS - 2.2%
Metals & Mining - 1.9%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	280,000		281,041	(a)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	340,000		301,578	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	140,000		164,674
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	130,000		131,845	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	140,000		140,642	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	100,000		99,839	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	440,000		498,692
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	120,000		120,307
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	140,000		153,850
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000		233,922

Total Metals & Mining					2,126,390

Paper & Forest Products - 0.3%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	240,000		251,514	(b)

TOTAL MATERIALS					2,377,904

TOTAL CORPORATE BONDS & NOTES (Cost - $4,969,676)					5,051,044

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.1%
Canada - 2.1%
Canadian Government Real Return Bond	4.250%	12/1/26	1,654,410	CAD	1,618,243
Canadian Government Real Return Bond	1.500%	12/1/44	427,353	CAD	407,936
Canadian Government Real Return Bond	0.500%	12/1/50	380,113	CAD	300,834

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $2,403,685)					2,327,013

SOVEREIGN BONDS - 1.6%
Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		215,720
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	270,000		299,105

Total Indonesia					514,825

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	350,000		364,906	(b)

See Notes to Schedule of Investments.

2	Western Asset Inflation Indexed Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Panama - 0.2%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	200,000	$196,166

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	340,000	320,960

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	340,000	333,893	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,762,863)				1,730,750

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 1.3%
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/25/23 then 3.877%)	2.877%	7/25/49	257,232	250,739	(a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	210,000	196,170	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	111,293	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	1.599%	10/25/41	190,000	180,925	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015- DNA2 M3 (1 mo. USD LIBOR + 3.900%)	4.357%	12/25/27	49,620	49,777	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022- DNA2 M1A (30 Day Average SOFR + 1.300%)	1.399%	2/25/42	188,771	187,721	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022- DNA2 M1B (30 Day Average SOFR + 2.400%)	2.499%	2/25/42	200,000	194,890	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	1.649%	10/25/41	130,000	125,711	(a)(d)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	163,406	162,542	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,513,236)				1,459,768

ASSET-BACKED SECURITIES - 0.0%††
Bear Stearns Asset Backed Securities Trust, 2003- ABF1 A (1 mo. USD LIBOR + 0.740%) (Cost - $4,380)	1.197%	1/25/34	4,483	4,265	(d)

TOTAL INVESTMENTS - 98.1% (Cost - $107,529,142)				108,348,870
Other Assets in Excess of Liabilities - 1.9%				2,072,552

TOTAL NET ASSETS - 100.0%				$110,421,422

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2022 Quarterly Report	3

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	33	12/22	$8,110,501	$8,030,550	$(79,951)
U.S. Treasury 5-Year Notes	30	6/22	3,530,246	3,440,625	(89,621)
U.S. Treasury 10-Year Notes	9	6/22	1,120,094	1,105,875	(14,219)
U.S. Treasury Ultra Long-Term Bonds	3	6/22	519,099	531,375	12,276

Net unrealized depreciation on open futures contracts					$(171,515)

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	70,000	USD	77,743	Citibank N.A.	4/19/22	$(263)
USD	79,223	EUR	70,000	Citibank N.A.	4/19/22	1,743
USD	1,646,879	CAD	2,095,900	Morgan Stanley & Co. Inc.	4/19/22	(29,496)

Total						$(28,016)

See Notes to Schedule of Investments.

4	Western Asset Inflation Indexed Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Inflation Indexed Plus Bond Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$97,776,030	—	$97,776,030
Corporate Bonds & Notes	—	5,051,044	—	5,051,044
Non-U.S. Treasury Inflation Protected Securities	—	2,327,013	—	2,327,013
Sovereign Bonds	—	1,730,750	—	1,730,750
Collateralized Mortgage Obligations	—	1,459,768	—	1,459,768
Asset-Backed Securities	—	4,265	—	4,265

Total investments	—	$108,348,870	—	$108,348,870

Other Financial Instruments:
Futures Contracts††	$12,276	—	—	$12,276
Forward Foreign Currency Contracts††	—	$1,743	—	1,743

Total Other Financial Instruments	$12,276	$1,743	—	$14,019

Total	$12,276	$108,350,613	—	$108,362,889

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$183,791	—	—	$183,791
Forward Foreign Currency Contracts††	—	$29,759	—	29,759

Total	$183,791	$29,759	—	$213,550

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

8

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$527,330	$8,122,915	8,122,915	$8,650,245	8,650,245	—	$82	—	—

9